Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-2
Statement to Securityholders
Determination Date: February 12, 2024

Payment Date	2/15/2024
Collection Period Start	1/1/2024
Collection Period End	1/31/2024
Interest Period Start	1/16/2024
Interest Period End	2/14/2024

Cut-Off Date Net Pool Balance	$1,228,970,492.55
Cut-Off Date Adjusted Pool Balance	$1,128,083,316.56

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$71,694,753.13	$31,508,816.13	$40,185,937.00	0.201433	Oct-24
Class A-2a Notes	$217,880,000.00	$—	$217,880,000.00	1.000000	Oct-26
Class A-2b Notes	$217,880,000.00	$—	$217,880,000.00	1.000000	Oct-26
Class A-3 Notes	$395,760,000.00	$—	$395,760,000.00	1.000000	Jun-28
Class A-4 Notes	$63,220,000.00	$—	$63,220,000.00	1.000000	Nov-28
Class B Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-28
Class C Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Feb-29
Class D Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-29
Total Notes	$1,000,244,753.13	$31,508,816.13	$968,735,937.00

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,091,339,144.98	$1,056,785,702.23	0.859895
YSOC Amount	$88,274,183.56	$85,229,556.94
Adjusted Pool Balance	$1,003,064,961.42	$971,556,145.29
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Reserve Account Balance	$2,820,208.29	$2,820,208.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$71,694,753.13	5.66300%	ACT/360	$338,339.49
Class A-2a Notes	$217,880,000.00	5.91000%	30/360	$1,073,059.00
Class A-2b Notes	$217,880,000.00	5.93600%	ACT/360	$1,077,779.73
Class A-3 Notes	$395,760,000.00	5.82000%	30/360	$1,919,436.00
Class A-4 Notes	$63,220,000.00	5.74000%	30/360	$302,402.33
Class B Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class C Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class D Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Total Notes	$1,000,244,753.13			$4,845,693.06

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,091,339,144.98	$1,056,785,702.23
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,003,064,961.42	$971,556,145.29
Number of Receivables Outstanding	48,227	47,565
Weighted Average Contract Rate	5.13%	5.13%
Weighted Average Remaining Term (months)	53	52

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,817,238.89
Principal Collections	$34,314,282.17
Liquidation Proceeds	$71,311.33
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$39,202,832.39
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$39,202,832.39

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$909,449.29	$909,449.29	$—	$—	$38,293,383.10
Interest - Class A-1 Notes	$338,339.49	$338,339.49	$—	$—	$37,955,043.61
Interest - Class A-2a Notes	$1,073,059.00	$1,073,059.00	$—	$—	$36,881,984.61
Interest - Class A-2b Notes	$1,077,779.73	$1,077,779.73	$—	$—	$35,804,204.88
Interest - Class A-3 Notes	$1,919,436.00	$1,919,436.00	$—	$—	$33,884,768.88
Interest - Class A-4 Notes	$302,402.33	$302,402.33	$—	$—	$33,582,366.55
First Allocation of Principal	$—	$—	$—	$—	$33,582,366.55
Interest - Class B Notes	$44,892.17	$44,892.17	$—	$—	$33,537,474.38
Second Allocation of Principal	$6,148,607.84	$6,148,607.84	$—	$—	$27,388,866.54
Interest - Class C Notes	$44,892.17	$44,892.17	$—	$—	$27,343,974.37
Third Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$16,073,974.37
Interest - Class D Notes	$44,892.17	$44,892.17	$—	$—	$16,029,082.20
Fourth Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$4,759,082.20
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,759,082.20
Regular Principal Distribution Amount	$2,820,208.29	$2,820,208.29	$—	$—	$1,938,873.91
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,938,873.91
Remaining Funds to Certificates	$1,938,873.91	$1,938,873.91	$—	$—	$—
Total	$39,202,832.39	$39,202,832.39	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$88,274,183.56
Increase/(Decrease)	$(3,044,626.62)
Ending YSOC Amount	$85,229,556.94

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,003,064,961.42	$971,556,145.29
Note Balance	$1,000,244,753.13	$968,735,937.00
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Target Overcollateralization Amount	$2,820,208.29	$2,820,208.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,820,208.29
Beginning Reserve Account Balance	$2,820,208.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,820,208.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	21	$239,160.58
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	33	$71,311.33
Monthly Net Losses (Liquidation Proceeds)			$167,849.25
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.25%
Second Preceding Collection Period			0.28%
Preceding Collection Period			(0.04)%
Current Collection Period			0.19%
Four-Month Average Net Loss Ratio			0.17%
Cumulative Net Losses for All Periods			$643,902.24
Cumulative Net Loss Ratio			0.05%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.09%	35	$935,608.09
60-89 Days Delinquent	0.03%	14	$337,894.58
90-119 Days Delinquent	0.00%	1	$28,123.10
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.12%	50	$1,301,625.77

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		—	$—
Total Repossessed Inventory		2	$44,491.59

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		15	$366,017.68
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.00%
Second Preceding Collection Period			0.01%
Preceding Collection Period			0.02%
Current Collection Period			0.03%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of January 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.59	0.06%	18	0.04%